Accumulated Other Comprehensive Income - Tax Benefit/(Expense) Allocated to Each Component of Other Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Unrealized gains on available-for-sale debt securities
Other comprehensive income before reclassification	¥ (2,601)	$ (399)	¥ (1,672)	¥ (1,499)
Amounts reclassified from accumulated other comprehensive income	2,611	400	1,727	1,405
Net current-period other comprehensive (income)/loss	¥ 10	$ 1	¥ 55	¥ (94)